February 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services
RE:	The Gabelli Money Market Funds (the “Fund”)
File Nos. 33-48220 and 811-06687

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 36 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2016 (Accession # 0001193125-16-441686).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6275.

Very truly yours,

/s/ Rachael L. Schwartz
Rachael L. Schwartz, Esq.
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

A. Lonergan

H. Robichaud